CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
Dec. 31, 2014
Revenue:
Affiliate	$ 59,403
Third-party	0
Total revenues	59,403
Costs and expenses:
Operating and maintenance expenses	26,215
General and administrative expenses	8,201
Depreciation and amortization	4,473
Total costs and expenses	38,889
Income (loss) from operations	20,514
Other Income and Expenses [Abstract]
Interest expense, net	(2,307)
Amortization of loan fees	365
Net income (loss)	17,842
Less: Net loss attributable to Predecessor	(12,122)
Limited partners' interest in net income attributable to the Partnership	29,964
Predecessor [Member]
Other Income and Expenses [Abstract]
Less: Net loss attributable to Predecessor	(12,122)
Limited partners' interest in net income attributable to the Partnership	$ 0
Common Units [Member]
Net income per limited partner unit:
Common units - basic	$ 0.94
Common units - diluted	$ 0.94
Weighted average limited partner units outstanding:
Common units - basic	16,167,802
Common units - diluted	16,169,827
Subordinated Units [Member]
Net income per limited partner unit:
Subordinated units- basic and diluted	$ 0.93
Weighted average limited partner units outstanding:
Subordinated units- basic and diluted	15,886,553